Expense Example, No Redemption - PGIM Absolute Return Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	421	624	844	1,476	176	545	939	1,840	75	233	406	906	65	205	357	798